Trade and other receivables	12 Months Ended
Jun. 30, 2024
Trade and other receivables
Trade and other receivables

17. Trade and other receivables

Group’s trade and other receivables as of June 30, 2024 and 2023 were as follows:

	06.30.2024	06.30.2023
Trade, leases and services receivable (*)	257,197	275,625
Less: allowance for doubtful accounts	(4,279)	(5,619)
Total trade receivables	252,918	270,006
Prepayments	59,230	49,459
Borrowings, deposits and others	42,216	35,418
Contributions pending integration	-	169
Guarantee deposits	71	42
Tax receivables	25,688	30,984
Others	23,223	28,293
Total other receivables	150,428	144,365
Total trade and other receivables	403,346	414,371

Non-current	141,683	125,244
Current	261,663	289,127
Total	403,346	414,371

(*) Includes field sales credits, which are revalued based on the soybean price at each balance sheet date. The related impact in the Consolidated Statement of Income and Other Comprehensive Income is presented within “Financial results, net.

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 34.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Consolidated Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2024	06.30.2023
Beginning of the year	5,619	8,218
Additions (i)	1,277	1,214
Recovery (i)	(226)	(488)
Currency translation adjustment	2,964	1,404
Used during the year	(16)	(13)
Inflation adjustment	(5,339)	(4,716)
End of the year	4,279	5,619

(i) The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note.27).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2024 and 2023 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	31,679	1,421	3,836	52,323	3,565	92,824	36.1%
Sale of properties and developments	-	-	-	135,533	-	135,533	52.7%
Agricultural products	-	-	-	28,126	714	28,840	11.2%
Total as of 06.30.2024	31,679	1,421	3,836	215,982	4,279	257,197	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	15,463	635	4,461	67,228	4,865	92,652	33.6%
Sale of properties and developments	-	-	643	146,821	-	147,464	53.5%
Agricultural products	-	-	-	34,755	754	35,509	12.9%
Total as of 06.30.2023	15,463	635	5,104	248,804	5,619	275,625	100.0%